Annual Total Returns (Bar Chart) (Invesco V.I. International Growth Fund, Series II shares, Invesco V.I. International Growth Fund)	12 Months Ended
May 02, 2011
Invesco V.I. International Growth Fund | Series II shares, Invesco V.I. International Growth Fund
Annual Total Returns
'01	(23.72%)
'02	(15.89%)
'03	28.60%
'04	23.70%
'05	17.70%
'06	27.88%
'07	14.45%
'08	(40.55%)
'09	34.91%
'10	12.61%